Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 26,828	$ 9,779
SPAC Transaction	944	0
Compensation accruals	1,326	675
Share based compensation	807	0
Foreign tax credits	487	552
Bad debt reserve	319	321
Interest expense limitation	1,080	274
Lease liability	1,489	1,119
Other	398	265
Total deferred tax assets	33,678	12,985
Deferred tax liabilities:
Capitalized commissions	(2,346)	(1,192)
Right-of-use asset	(1,363)	(972)
Other intangibles amortization	(2,447)	(3,423)
Other	(274)	(168)
Total deferred tax liabilities	(6,430)	(5,755)
Net deferred tax assets before valuation allowance	27,248	7,230
Valuation allowance	(27,250)	(7,423)
Net deferred tax liabilities	$ (2)	$ (193)